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May 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:  Document Control - EDGAR

RE:    RiverSource of New York Account 4
       File Nos. 33-4174/811-3500
       RiverSource of New York Flexible Annuity

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant's Post-Effective Amendment No. 30 (Amendment). This Amendment was filed electronically on April 26, 2012.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/     Dixie Carroll
---------------------------------
Dixie Carroll
Assistant General Counsel and
Assistant Secretary